Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Change in Benefit Obligation, Change in Plan Assets, and Funded Status
We use a measurement date of December 31 to develop the change in benefit obligation, change in plan assets, funded status and amounts recognized in the combined balance sheets at December 31 for our defined benefit pension plans, which were as follows:

	2018	2017
Change in benefit obligation:
Benefit obligation at beginning of year	$258.6	$225.0
Service cost	11.3	10.5
Interest cost	2.5	1.8
Actuarial (gain) loss	(44.7)	24.4
Benefits paid	(2.7)	(18.5)
Foreign currency exchange rate changes and other adjustments	9.8	15.4
Benefit obligation at end of year	234.8	258.6

Change in plan assets:
Fair value of plan assets at beginning of year	131.5	123.7
Actual return on plan assets	(10.2)	13.3
Employer contribution	5.7	3.9
Benefits paid	(2.7)	(18.5)
Foreign currency exchange rate changes and other adjustments	7.3	9.1
Fair value of plan assets at end of year	131.6	131.5

Funded status	(103.2)	(127.1)
Unrecognized net actuarial loss	0.5	29.1
Unrecognized prior service cost	0.8	0.7
Net amount recognized	$(101.9)	$(97.3)

Amounts Recognized in Combined Balance Sheet

Amounts recognized in the combined balance sheet consisted of:
Noncurrent assets	$2.3	$2.4
Other current liabilities	(0.3)	(0.3)
Accrued retirement benefits	(105.2)	(129.2)
Accumulated other comprehensive loss before income taxes	1.3	29.8
Net amount recognized	$(101.9)	$(97.3)

Components of Accumulated Other Comprehensive Loss to be Recognized over Next Fiscal Year
During 2019, we expect the following components of accumulated other comprehensive loss to be recognized as components of net periodic benefit cost:

Unrecognized net actuarial loss	$0.5
Unrecognized prior service cost	0.8
Total	$1.3

Weighted-Average Assumptions Related to Pension Plans
The following represents our weighted-average assumptions related to these pension plans as of December 31:

(Percents)	2018	2017	2016
Discount rate for benefit obligation	1.5%	1.1%	1.0%
Discount rate for net benefit costs	1.1	1.0	1.0
Rate of compensation increase for benefit obligation	2.2	2.1	3.1
Rate of compensation increase for net benefit costs	2.1	3.1	3.0
Expected return on plan assets for net benefit costs	4.0	4.4	4.9

Schedule of Expected Benefit Payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid as follows:

	2019	2020	2021	2022	2023	2024-2028
Benefit payments	$5.8	$6.4	$7.1	$6.1	$6.3	$35.9

Projected Benefit Obligations in Excess of Plan Assets
Amounts relating to these pension plans with projected benefit obligations in excess of plan assets were as follows at December 31:

	2018	2017
Projected benefit obligation	$229.2	$251.6
Fair value of plan assets	124.1	121.8

Accumulated Benefit Obligations in Excess of Plan Assets
Amounts relating to these defined benefit pension plans with accumulated benefit obligations in excess of plan assets were as follows at December 31:

	2018	2017
Accumulated benefit obligation	$194.3	$223.1
Fair value of plan assets	124.1	121.8

Net Pension Expense
Net pension expense related to these plans included the following components:

	2018	2017	2016
Service cost	$11.3	$10.5	$9.3
Interest cost	2.5	1.8	1.8
Expected return on plan assets	(6.2)	(2.4)	(3.4)
Amortization of prior service cost	0.2	0.1	0.1
Amortization of net actuarial loss	1.9	1.4	1.0
Other	0.5	—	—
Net pension expense	$10.2	$11.4	$8.8

Amounts Recognized in Other Comprehensive Loss
The following represents the amounts recognized for these plans in other comprehensive loss:

	2018	2017	2016
Actuarial gain (loss) arising during period	$28.3	$(17.0)	$(6.1)
Amortization of prior service cost included in net loss	0.2	0.1	0.1
Amortization of net actuarial loss included in net loss	1.9	1.4	1.0
Foreign currency exchange rate changes and other	(1.9)	3.5	3.0
Total other comprehensive income (loss) during period	$28.5	$(12.0)	$(2.0)

Fair Value of Pension Plan Assets
The fair values of these pension plan assets as of December 31, 2017 by asset category are as follows:

		Fair Value Measurements Using
Asset Class	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Investments Valued at Net Asset Value(1)
Public equity securities	$0.8	$0.6	$—	$—	$0.2
Fixed income:
Developed markets	29.9	8.2	0.1	—	21.6
Emerging markets	7.2	0.6	0.3	—	6.3
Private alternative investments:
Hedge funds	6.8	—	—	—	6.8
Equity-like funds	52.7	—	—	—	52.7
Real estate	20.2	—	—	—	20.2
Other	13.9	0.1	0.1		13.7
Total	$131.5	$9.5	$0.5	$—	$121.5

(1)	Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.
The fair values of these pension plan assets as of December 31, 2018 by asset category are as follows:

		Fair Value Measurements Using
Asset Class	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Investments Valued at Net Asset Value(1)
Public equity securities	$2.2	$1.0	$—	$—	$1.2
Fixed income:
Developed markets	29.9	7.8	0.1	—	22.0
Emerging markets	6.4	0.7	0.4	—	5.3
Private alternative investments:	—
Hedge funds	6.6	—	—	—	6.6
Equity-like funds	49.0	—	—	—	49.0
Real estate	20.1	0.1	—	—	20.0
Other	17.4	0.3	2.3	—	14.8
Total	$131.6	$9.9	$2.8	$—	$118.9

(1)	Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.